PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 2,977	$ 3,264
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	1,432	3,792
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	7,604	10,629	$ 9,872
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 1,438	4,294	$ 4,098
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (38)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,082
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 28
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (869)
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption		(3)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		211
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption		2
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		(169)
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (15)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (203)
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 16
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 204
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption		(5)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(93)
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption		7
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		117
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 5
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 213
Duration of reasonably possible increase in actuarial assumption	1 year
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption		1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 30
Duration of reasonably possible increase in actuarial assumption	1 year